J.P. Morgan Funds
J.P. Morgan Series Trust
Supplement effective May 22, 2000, to the following Prospectus:

J.P. Morgan U.S. Equity Funds, dated March 1, 2000

The address of the  Shareholder  Servicing  Agent shown under the heading  "Your
 Investment" is changed. The new address is:

                                            Morgan Christiana Center
                                           J.P. Morgan Funds Services - 2/OPS3
                                                  500 Stanton Christiana Road
                                                        Newark, DE 19713
                                                            1-800-521-5411